Net Loss Per Share Attributible to Ordinary Sharholders (Details) - Schedule of Ordinary Shares that were Excluded from the Computation of Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,299,085	8,650,298	27,861,855
Convertible preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares			26,499,069
Outstanding share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	9,299,085	8,650,298	1,362,786